Information by Segment - Summary of Geographic Disclosure (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 398,774	$ 407,353
Mexico and Central America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	195,310	176,174
Asia [Member]
Disclosure of geographical areas [line items]
Total Non Current Assets		17,233
South America [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	120,003	130,226
Europe [member]
Disclosure of geographical areas [line items]
Total Non Current Assets	$ 83,461	$ 83,720